Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity
Schedule of changes in the profit reserves

	06.30.2024	12.31.2023
Legal	12,846	12,846
Statutory - R&D	3,397	3,397
Statutory – Capital remuneration	4,184	8,428
Tax incentives	1,998	1,998
Profit retention	43,038	43,038
Additional dividends proposed	−	2,934
Total	65,463	72,641

Schedule of anticipation dividend

	Amount per Share	Amount
Anticipated dividends approved throughout 2023, including indexation to the SELIC interest rate, and paid until March 2024	0.9076	11,820
Dividends approved on March 7, 2024 (1) (2)	0.2270	2,934
Total dividends referring to the application of the Shareholder Remuneration Policy formula	1.1346	14,754
Extraordinary dividends (2)	0.3288	4,244
Total dividends relating to 2023	1.4634	18,998
(1)	The amount per share of dividends was updated in relation to that disclosed in the financial statements for 2023 due to the current share repurchase program.
(2)	The dates of the shareholding position of the dividends referring to the application of the Policy formula and extraordinary dividends are April 25 and May 2, 2024, respectively.

Schedule of dividends

	Date of approval	Date of record	Amount per common and preferred share	Amount
Interim dividends (1)	05.13.2024	06.11.2024	0.08702	1,123
Interim interest on capital (1)	05.13.2024	06.11.2024	0.11558	1,492
Total anticipated dividends			0.20260	2,615
(1)	The amount of dividends and interest on capital per share was updated due to the share repurchase program, which reduced the number of outstanding shares.

Schedule of dividend payable

	Jan-Jun/2024	Jan-Jun/2023
Consolidated opening balance of dividends payable	3,539	4,171
Opening balance of dividends payable to non-controlling shareholders	38	2
Opening balance of dividends payable to shareholders of Petrobras	3,501	4,169
Additions relating to complementary dividends	7,178	6,864
Additions relating to anticipated dividends	2,615	4,970
Payments made	(10,578)	(10,397)
Monetary restatement	385	427
Transfers to unclaimed dividends	(40)	(45)
Withholding income taxes over interest on capital and monetary restatement	(166)	(200)
Translation adjustment	(601)	608
Closing balance of dividends payable to shareholders of Petrobras	2,294	6,396
Closing balance of dividends payable to non-controlling shareholders	1	−
Consolidated closing balance of dividends payable	2,295	6,396

Schedule of unclaimed dividends

	Jan-Jun/2024	Jan-Jun/2023
Changes in unclaimed dividends
Opening balance	337	241
Prescription	(10)	45
Transfers from dividends payable	40	(7)
Translation adjustment	(42)	21
Closing Balance	325	300

Schedule of earning per share

		Jan-Jun/2024			Jan-Jun/2023
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	2,559	1,879	4,438	7,513	5,656	13,169
Weighted average number of outstanding shares	7,442,231,382	5,466,560,112	12,908,791,494	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	0.34	0.34	0.34	1.01	1.01	1.01
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	0.68	0.68	0.68	2.02	2.02	2.02

		Apr-Jun/2024			Apr-Jun/2023
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	(198)	(146)	(344)	3,325	2,503	5,828
Weighted average number of outstanding shares	7,442,231,382	5,455,611,812	12,897,843,194	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings (losses) per share - in U.S. dollars	(0.03)	(0.03)	(0.03)	0.45	0.45	0.45
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	(0.06)	(0.06)	(0.06)	0.90	0.90	0.90
(1)	Petrobras' ADSs are equivalent to two shares.